Schedule of Investments (unaudited) March 31, 2023	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 11.0%
Albemarle Corp.(a)	58,293	$12,885,085
CF Industries Holdings, Inc.(a)	330,113	23,929,891
FMC Corp.(a)	164,846	20,132,642
Koninklijke DSM NV	11,859	1,403,445
Nutrien Ltd.(a)	489,870	36,176,899
Sociedad Quimica y Minera de Chile SA, ADR(a)	127,392	10,326,396

		104,854,358
Containers & Packaging — 1.1%
Packaging Corp. of America(a)	31,281	4,342,741
Smurfit Kappa Group PLC	182,189	6,608,009

		10,950,750
Energy Equipment & Services — 0.7%
Schlumberger NV(a)	129,579	6,362,329

Food Products — 6.7%
Archer-Daniels-Midland Co.(a)	264,359	21,058,838
Bunge Ltd.(a)	180,149	17,207,832
Darling Ingredients, Inc.(a)(b)	125,274	7,316,002
Hofseth International, (Acquired 05/26/21, Cost: $10,198,057)(c)(d)	18,993,283	8,163,458
Kerry Group PLC, Class A	99,575	9,930,144

		63,676,274
Machinery(a) — 5.1%
AGCO Corp.(e)	171,009	23,120,417
Deere & Co.	62,048	25,618,378

		48,738,795
Metals & Mining — 38.0%
Alcoa Corp.(a)	218,238	9,288,218
Anglo American PLC	307,302	10,221,322
ArcelorMittal SA, Registered Shares(a)	363,884	10,960,186
BHP Group Ltd., ADR(a)(f)	669,209	42,434,543
First Quantum Minerals Ltd.	1,123,377	25,825,618
Franco-Nevada Corp.(a)	80,287	11,705,845
Freeport-McMoRan, Inc.(a)(e)	728,981	29,822,613
Glencore PLC	10,163,509	58,483,018
Newmont Corp.(a)	224,435	11,001,804
Norsk Hydro ASA	2,792,496	20,841,575
Polyus PJSC(b)(c)	104,732	13
Stelco Holdings, Inc.	435,274	16,857,004
Teck Resources Ltd., Class B(a)	920,390	33,594,235
Vale SA, ADR(a)	2,785,227	43,950,882
Wheaton Precious Metals Corp.	765,463	36,864,698

		361,851,574
Oil, Gas & Consumable Fuels — 34.4%
BP PLC	7,425,844	46,935,186
Canadian Natural Resources Ltd.	371,689	20,568,717
Cenovus Energy, Inc.	560,932	9,786,738
Cheniere Energy, Inc.(a)	46,600	7,344,160

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.(a)	124,072	$20,243,588
ConocoPhillips(a)	183,261	18,181,324
Eni SpA	1,050,441	14,649,832
EOG Resources, Inc.(a)	95,521	10,949,572
Exxon Mobil Corp.(a)	485,641	53,255,392
Gazprom PJSC(c)	5,430,000	699
Hess Corp.(a)	60,904	8,060,035
Shell PLC, ADR(a)	1,196,673	68,856,564
TotalEnergies SE	835,349	49,255,244

		328,087,051
Paper & Forest Products — 1.2%
Precious Woods Holding AG, Registered Shares(b)	20,000	196,732
UPM-Kymmene OYJ	323,144	10,853,748

		11,050,480

Total Long-Term Investments — 98.2% (Cost: $773,781,627)		935,571,611

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(g)(h)	22,953,138	22,953,138
SL Liquidity Series, LLC, Money Market Series, 5.01%(g)(h)(i)	221,847	221,847

Total Short-Term Securities — 2.4% (Cost: $23,175,005)		23,174,985

Total Investments Before Options Written — 100.6% (Cost: $796,956,632)		958,746,596

Options Written — (0.7)% (Premiums Received: $(9,083,347))		(6,870,307)

Total Investments, Net of Options Written — 99.9% (Cost: $787,873,285)		951,876,289

Other Assets Less Liabilities — 0.1%		1,255,760

Net Assets — 100.0%		$953,132,049

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $8,163,458, representing 0.9% of its net assets as of period end, and an original cost of $10,198,057.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$19,404,102	$3,549,036	(a)	$—	$—	$—	$22,953,138	22,953,138	$216,564		$—
SL Liquidity Series, LLC, Money Market Series	—	220,413	(a)	—	1,454	(20)	221,847	221,847	2,728	(b)	—

					$1,454	$(20)	$23,174,985		$219,292		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alcoa Corp.	191	04/06/23	USD	53.00	USD	813	$(191)
ArcelorMittal SA, Registered Shares	542	04/06/23	USD	30.00	USD	1,633	(29,810)
Archer-Daniels-Midland Co.	226	04/06/23	USD	83.00	USD	1,800	(2,260)
CF Industries Holdings, Inc.	294	04/06/23	USD	90.00	USD	2,131	(1,470)
ConocoPhillips	27	04/06/23	USD	111.00	USD	268	(108)
EOG Resources, Inc.	138	04/06/23	USD	117.00	USD	1,582	(10,695)
Exxon Mobil Corp.	266	04/06/23	USD	116.00	USD	2,917	(1,197)
Teck Resources Ltd., Class B	589	04/06/23	USD	42.00	USD	2,150	(1,767)
Vale SA, ADR	1,306	04/06/23	USD	16.75	USD	2,061	(4,896)
Vale SA, ADR	1,306	04/11/23	USD	16.75	USD	2,061	(10,163)
Alcoa Corp.	192	04/14/23	USD	53.00	USD	817	(576)
ArcelorMittal SA, Registered Shares	263	04/14/23	USD	32.00	USD	792	(3,682)
Archer-Daniels-Midland Co.	211	04/14/23	USD	80.00	USD	1,681	(25,320)
Cheniere Energy, Inc.	128	04/14/23	USD	160.00	USD	2,017	(30,400)
Deere & Co.	82	04/14/23	USD	425.00	USD	3,386	(21,402)
Exxon Mobil Corp.	693	04/14/23	USD	114.00	USD	7,599	(41,580)
Freeport-McMoRan, Inc.	682	04/14/23	USD	42.00	USD	2,790	(46,717)
Hess Corp.	88	04/14/23	USD	141.00	USD	1,165	(6,820)
Shell PLC, ADR	641	04/14/23	USD	63.00	USD	3,688	(9,615)
Shell PLC, ADR	451	04/14/23	USD	58.00	USD	2,595	(41,718)
Teck Resources Ltd., Class B	764	04/14/23	USD	44.00	USD	2,789	(5,348)
AGCO Corp.	228	04/21/23	USD	135.00	USD	3,083	(99,180)
Albemarle Corp.	108	04/21/23	USD	280.00	USD	2,387	(8,100)
BHP Group Ltd., ADR	956	04/21/23	USD	67.20	USD	6,062	(43,508)
Bunge Ltd.	561	04/21/23	USD	100.00	USD	5,359	(44,880)
Cenovus Energy, Inc.	1,464	04/21/23	CAD	26.00	CAD	3,452	(12,999)
Chevron Corp.	93	04/21/23	USD	162.50	USD	1,517	(39,293)
ConocoPhillips	188	04/21/23	USD	105.00	USD	1,865	(17,672)
Darling Ingredients, Inc.	199	04/21/23	USD	70.00	USD	1,162	(1,990)
EOG Resources, Inc.	72	04/21/23	USD	124.00	USD	825	(3,780)
Exxon Mobil Corp.	44	04/21/23	USD	115.00	USD	483	(3,344)
FMC Corp.	341	04/21/23	USD	130.00	USD	4,165	(18,755)
Franco-Nevada Corp.	148	04/21/23	USD	145.00	USD	2,158	(69,560)
Hess Corp.	95	04/21/23	USD	135.00	USD	1,257	(31,825)
Newmont Corp.	415	04/21/23	USD	51.00	USD	2,034	(34,860)
Packaging Corp. of America	58	04/21/23	USD	145.00	USD	805	(3,770)
Shell PLC, ADR	1,108	04/21/23	USD	60.00	USD	6,375	(55,400)
Sociedad Quimica y Minera de Chile SA, ADR	235	04/21/23	USD	105.00	USD	1,905	(5,875)
Sociedad Quimica y Minera de Chile SA, ADR	236	04/21/23	USD	85.00	USD	1,913	(35,990)
Stelco Holdings, Inc.	415	04/21/23	CAD	52.00	CAD	2,172	(68,629)
Vale SA, ADR	1,241	04/21/23	USD	18.00	USD	1,958	(4,344)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alcoa Corp.	143	04/28/23	USD	47.00	USD	609	$(15,587)
Archer-Daniels-Midland Co.	272	04/28/23	USD	80.00	USD	2,167	(60,520)
Cheniere Energy, Inc.	44	04/28/23	USD	157.50	USD	693	(24,200)
Deere & Co.	86	04/28/23	USD	410.00	USD	3,551	(115,025)
EOG Resources, Inc.	143	04/28/23	USD	113.00	USD	1,639	(67,210)
Exxon Mobil Corp.	266	04/28/23	USD	110.00	USD	2,917	(89,110)
Freeport-McMoRan, Inc.	944	04/28/23	USD	41.00	USD	3,862	(179,360)
Hess Corp.	42	04/28/23	USD	135.00	USD	556	(18,690)
Newmont Corp.	415	04/28/23	USD	51.00	USD	2,034	(50,215)
Nutrien Ltd.	481	04/28/23	USD	83.00	USD	3,552	(15,633)
Nutrien Ltd.	424	04/28/23	USD	79.00	USD	3,131	(38,160)
Shell PLC, ADR	642	04/28/23	USD	63.00	USD	3,694	(9,630)
Shell PLC, ADR	451	04/28/23	USD	58.00	USD	2,595	(67,650)
Teck Resources Ltd., Class B	534	04/28/23	USD	41.00	USD	1,949	(23,229)
Vale SA, ADR	1,306	04/28/23	USD	16.75	USD	2,061	(35,327)
Vale SA, ADR	1,715	04/28/23	USD	16.50	USD	2,706	(59,167)
Alcoa Corp.	281	05/05/23	USD	44.00	USD	1,196	(67,580)
ArcelorMittal SA, Registered Shares	541	05/05/23	USD	30.00	USD	1,629	(84,396)
Archer-Daniels-Midland Co.	269	05/05/23	USD	79.00	USD	2,143	(82,717)
CF Industries Holdings, Inc.	463	05/05/23	USD	77.00	USD	3,356	(87,970)
Chevron Corp.	366	05/05/23	USD	165.00	USD	5,972	(172,935)
ConocoPhillips	463	05/05/23	USD	103.00	USD	4,593	(125,704)
Deere & Co.	4	05/05/23	USD	395.00	USD	165	(10,250)
Freeport-McMoRan, Inc.	221	05/05/23	USD	43.00	USD	904	(28,951)
Schlumberger Ltd.	237	05/05/23	USD	51.00	USD	1,164	(39,461)
Shell PLC, ADR	1,134	05/05/23	USD	56.00	USD	6,525	(348,705)
Teck Resources Ltd., Class B	778	05/05/23	USD	38.00	USD	2,840	(111,643)
AGCO Corp.	246	05/19/23	USD	140.00	USD	3,326	(119,310)
Albemarle Corp.	108	05/19/23	USD	240.00	USD	2,387	(83,160)
BHP Group Ltd., ADR	230	05/19/23	USD	62.50	USD	1,458	(80,500)
BHP Group Ltd., ADR	535	05/19/23	USD	65.00	USD	3,392	(115,025)
Bunge Ltd.	105	05/19/23	USD	105.00	USD	1,003	(11,288)
Canadian Natural Resources Ltd.	489	05/19/23	CAD	80.00	CAD	3,657	(52,826)
Canadian Natural Resources Ltd.	562	05/19/23	CAD	72.00	CAD	4,203	(222,471)
Cenovus Energy, Inc.	611	05/19/23	CAD	26.00	CAD	1,441	(26,447)
CF Industries Holdings, Inc.	463	05/19/23	USD	77.50	USD	3,356	(101,860)
Darling Ingredients, Inc.	264	05/19/23	USD	64.00	USD	1,542	(27,921)
Deere & Co.	57	05/19/23	USD	420.00	USD	2,353	(86,070)
Exxon Mobil Corp.	514	05/19/23	USD	110.00	USD	5,637	(222,305)
FMC Corp.	268	05/19/23	USD	125.00	USD	3,273	(97,820)
Franco-Nevada Corp.	149	05/19/23	USD	150.00	USD	2,172	(81,205)
Freeport-McMoRan, Inc.	850	05/19/23	USD	42.00	USD	3,477	(179,350)
Nutrien Ltd.	910	05/19/23	USD	80.00	USD	6,720	(161,525)
Packaging Corp. of America	57	05/19/23	USD	135.00	USD	791	(47,310)
Schlumberger Ltd.	242	05/19/23	USD	50.00	USD	1,188	(61,468)
Stelco Holdings, Inc.	780	05/19/23	CAD	54.00	CAD	4,083	(171,987)
Teck Resources Ltd., Class B	740	05/19/23	USD	40.00	USD	2,701	(83,990)
Vale SA, ADR	1,715	05/19/23	USD	17.00	USD	2,706	(66,885)
Canadian Natural Resources Ltd.	324	06/16/23	CAD	73.50	CAD	2,423	(124,661)
Stelco Holdings, Inc.	415	06/16/23	CAD	58.00	CAD	2,172	(70,932)
Vale SA, ADR	1,715	06/16/23	USD	17.00	USD	2,706	(106,330)

							$(5,331,160)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eni SpA	Morgan Stanley & Co. International PLC	332,900	04/04/23	EUR	15.27	EUR	4,296	$—
TotalEnergies SE	Morgan Stanley & Co. International PLC	105,000	04/05/23	EUR	60.20	EUR	5,708	—

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Anglo American PLC	Goldman Sachs International	25,100	04/12/23	GBP	31.56	GBP	672	$(6)
BP PLC	Goldman Sachs International	971,000	04/12/23	GBP	5.53	GBP	4,960	(4,156)
TotalEnergies SE	Goldman Sachs International	54,800	04/13/23	EUR	60.40	EUR	2,979	(263)
AGCO Corp.	JPMorgan Chase Bank N.A.	24,000	04/14/23	USD	138.00	USD	3,245	(58,412)
Kerry Group PLC	Goldman Sachs International	14,200	04/27/23	EUR	90.74	EUR	1,304	(38,115)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	33,500	05/02/23	EUR	34.72	EUR	1,117	(8,959)
BHP Group Ltd., ADR	BNP Paribas SA	75,500	05/03/23	USD	66.44	USD	4,787	(80,910)
Eni SpA	Goldman Sachs International	55,800	05/09/23	EUR	12.96	EUR	720	(22,713)
Anglo American PLC	Morgan Stanley & Co. International PLC	88,700	05/10/23	GBP	27.51	GBP	2,375	(106,440)
Glencore PLC	Morgan Stanley & Co. International PLC	2,108,400	05/10/23	GBP	4.69	GBP	9,796	(319,341)
UPM-Kymmene OYJ	Morgan Stanley & Co. International PLC	82,300	05/10/23	EUR	32.74	EUR	2,547	(19,095)
BP PLC	Morgan Stanley & Co. International PLC	1,776,500	05/16/23	GBP	5.23	GBP	9,074	(295,698)
Smurfit Kappa Group PLC	UBS AG	34,000	05/16/23	EUR	32.63	EUR	1,133	(37,313)
TotalEnergies SE	Morgan Stanley & Co. International PLC	149,200	05/16/23	EUR	54.32	EUR	8,111	(342,926)
UPM-Kymmene OYJ	UBS AG	37,300	05/17/23	EUR	31.43	EUR	1,154	(23,997)
Glencore PLC	Morgan Stanley & Co. International PLC	1,652,000	05/23/23	GBP	4.91	GBP	7,675	(180,803)

								$(1,539,147)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$103,450,913	$1,403,445	$—	$104,854,358
Containers & Packaging	4,342,741	6,608,009	—	10,950,750
Energy Equipment & Services	6,362,329	—	—	6,362,329
Food Products	45,582,672	9,930,144	8,163,458	63,676,274
Machinery	48,738,795	—	—	48,738,795
Metals & Mining	272,305,646	89,545,915	13	361,851,574

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$217,246,090	$110,840,262	$699	$328,087,051
Paper & Forest Products	—	11,050,480	—	11,050,480
Short-Term Securities
Money Market Funds	22,953,138	—	—	22,953,138

	$720,982,324	$229,378,255	$8,164,170	958,524,749

Investments Valued at NAV(a)				221,847

				$958,746,596

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(5,209,345)	$(1,660,962)	$—	$(6,870,307)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $712. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized	(a)
Assets
Common Stocks	8,163,458	Market	EBITDA Multiple	11.50x

	$8,163,458

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

5